Partners’ Capital - Partnership units (Table) (Details) - shares	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Common units	19,394,696	18,623,100
General partner units	348,570	348,570
Treasury Units	382,250	0
Total partnership units	20,125,516	18,971,670